Long-term debt (Details) $ in Thousands			12 Months Ended
	Jun. 16, 2014 MXN ($) item	Mar. 26, 2013 MXN ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($) item	Dec. 31, 2013 MXN ($)	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)	Apr. 20, 2014 USD ($)	Dec. 31, 2012 USD ($)
Long-term debt
Total long-term debt									$ 4,644,387		$ 4,707,303		$ 4,729,388
Less: Financing commissions and issuance costs									(11,115)		(13,438)		(15,606)
Net long-term debt									4,633,272		4,693,865		4,713,782
Current portion of long-term debt			$ (2,577,000)						(50,852)		(56,122)		(55,433)
Long-term debt			232,193,000						$ 4,582,420		4,637,743		4,658,349
Principal amount			$ 51,168,000							$ 58,875,000		$ 52,765,000
Number of airports guaranteeing the certificates | item							9
Number of airports | item			13						13
Percentage of airports guaranteeing the certificates (as a percent)							80.00%
Exchange loss, net			$ (3,196,000)	$ (63,072)	$ (29,177)	$ (33,784)
Debt securities issued in the Mexican market on June 16, 2014
Long-term debt
Total long-term debt									$ 3,000,000		3,000,000		3,000,000
Principal amount	$ 3,000,000						$ 3,000,000
Term of loan	7 years						7 years
Number of airports guaranteeing the certificates | item	9
Number of airports | item	13
Percentage of airports guaranteeing the certificates (as a percent)	80.00%
Interest rate (as a percent)	6.85%
Debt securities issued in the Mexican market on March 26, 2013
Long-term debt
Total long-term debt									1,500,000		1,500,000		1,500,000
Principal amount		$ 1,500,000						$ 1,500,000
Term of loan		10 years						10 years
Number of airports guaranteeing the certificates | item		9
Number of airports | item		13
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Interest rate (as a percent)		6.47%
Unsecured lines of credit with Private Export Funding Corporation
Long-term debt
Total long-term debt									$ 128,991		$ 175,410		$ 181,050
Maximum borrowing capacity			20,385,000
Outstanding amounts			$ 6,536,000							$ 8,489,000		$ 10,441,000
Interest rate basis			three-month LIBOR	three-month LIBOR
Rate spread on Three-month LIBOR rate			1.25%						1.25%
Interest rate (as a percent)			2.94%						2.94%	2.25%	2.25%	1.86%	1.86%
Line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt									$ 15,396		$ 29,016		$ 35,170
Maximum borrowing capacity														$ 3,120,000
Outstanding amounts			$ 780,000							$ 1,404,000		$ 2,028,000
Interest rate basis			three-month LIBOR	three-month LIBOR
Rate spread on Three-month LIBOR rate			2.65%						2.65%
Interest rate (as a percent)			4.34%						4.34%	3.65%	3.65%	3.26%	3.26%
Firefighting equipment carrying value recorded as improvements to concessioned assets									$ 44,590		$ 53,421		$ 62,251
Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Total long-term debt											2,877		13,168
Maximum borrowing capacity															$ 2,775,000
Outstanding amounts										$ 139,000		$ 759,000
Unsecured lines of credit with Private Export Funding Corporation and Unsecured line of credit with UPS Capital Business Credit
Long-term debt
Baggage screening equipment carrying value recorded as improvements to concessioned assets									$ 292,922		$ 301,835		$ 310,749
Bank Loans
Long-term debt
Exchange loss, net				$ 11,748	$ (36,790)	$ (40,121)